Fair Value of Financial Assets and Liabilities - Impact of Valuation Sensitivity (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Financial assets:
Trading assets	¥ 6,890,217	¥ 6,176,613
Financial assets at fair value through profit or loss	2,705,113	2,902,969
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(661,424)	(597,846)
Others	16,425,020	10,346,934
At fair value [member]
Financial assets:
Trading assets	6,890,217	6,176,613
Financial assets at fair value through profit or loss	2,705,113	2,902,969
Investment securities at fair value through other comprehensive income	28,774,141	33,179,136
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(661,424)	(597,846)
At fair value [member] | Level 3 [member]
Financial assets:
Trading assets		41,380
Financial assets at fair value through profit or loss	947,153	929,266
Investment securities at fair value through other comprehensive income	678,375	550,448
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(121,677)	(129,678)
At fair value [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(121,677)	(129,678)
At fair value [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial liabilities, Favorable changes	228	209
Financial liabilities, Unfavorable changes	244	214
At fair value [member] | Level 3 [member] | Others [member]
Financial liabilities:
Others	32,464	14,117
At fair value [member] | Level 3 [member] | Others [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial liabilities, Favorable changes	18	28
Financial liabilities, Unfavorable changes	18	28
At fair value [member] | Level 3 [member] | Trading assets [member] | Debt instruments [member]
Financial assets:
Trading assets		41,380
At fair value [member] | Level 3 [member] | Trading assets [member] | Debt instruments [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes		2,270
Financial assets, Unfavorable changes		2,272
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	(7,698)	(4,173)
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest rate derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	12	39
Financial assets, Unfavorable changes	12	39
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	(1,719)	(1,891)
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	2	2
Financial assets, Unfavorable changes	2	2
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	1,583	3,379
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	1,844	1,761
Financial assets, Unfavorable changes	1,811	1,759
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	78	201
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	16	15
Financial assets, Unfavorable changes	16	14
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	864,835	849,122
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	988	724
Financial assets, Unfavorable changes	6,340	1,560
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	82,318	80,144
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	125	579
Financial assets, Unfavorable changes	189	682
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member]
Financial assets:
Investment securities at fair value through other comprehensive income	678,375	550,448
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Recorded in equity [member]
Financial assets:
Financial assets, Favorable changes	32,188	19,371
Financial assets, Unfavorable changes	¥ 32,188	¥ 19,371